Derivative financial instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Short-term Assets	Dec. 31, 2011 Short-term Assets	Dec. 31, 2012 Long-term Assets	Dec. 31, 2011 Long-term Assets	Dec. 31, 2012 Short-term Liabilities	Dec. 31, 2011 Short-term Liabilities	Dec. 31, 2012 Long Term Liabilities	Dec. 31, 2011 Long Term Liabilities	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Long Term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long Term Liabilities	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Long Term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long Term Liabilities	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Assets	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long Term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long Term Liabilities	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long Term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long Term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Treasury future Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2012 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Assets	Dec. 31, 2012 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Bunker Oil Short-term Assets	Dec. 31, 2012 Non-designated Embedded derivatives Long Term Liabilities	Dec. 31, 2012 Non-designated Embedded derivatives Gas Long Term Liabilities	Dec. 31, 2012 Designated Short-term Assets	Dec. 31, 2011 Designated Short-term Assets	Dec. 31, 2012 Designated Long-term Assets	Dec. 31, 2012 Designated Short-term Liabilities	Dec. 31, 2011 Designated Short-term Liabilities	Dec. 31, 2012 Designated Bunker Oil Short-term Liabilities	Dec. 31, 2012 Designated Strategic Nickel Short-term Assets	Dec. 31, 2011 Designated Strategic Nickel Short-term Assets	Dec. 31, 2012 Designated Foreign exchange cash flow hedge Short-term Assets	Dec. 31, 2012 Designated Foreign exchange cash flow hedge Long-term Assets	Dec. 31, 2011 Designated Foreign exchange cash flow hedge Short-term Liabilities
Derivative financial instruments
Description of Variable Rate Basis	LIBOR
Derivative financial instruments
Derivative Assets		$ 281	$ 595	$ 45	$ 60					$ 265	$ 429	$ 40	$ 60					$ 249	$ 410	$ 1	$ 60					$ 39					$ 16	$ 19				$ 5			$ 1			$ 4			$ 16	$ 161	$ 5				$ 13	$ 161	$ 3	$ 5
Derivative liabilities						$ 347	$ 73	$ 783	$ 663					$ 344	$ 58	$ 781	$ 663					$ 340	$ 49	$ 700	$ 590		$ 4	$ 4	$ 18	$ 32			$ 63	$ 41	$ 5		$ 2	$ 1		$ 2	$ 1		$ 2	$ 2				$ 1	$ 14	$ 1					$ 14